Gain on sale of development properties (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Feb. 27, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Feb. 28, 2019 CNY (¥)
Gain on sale of development properties [Line Items]
Total gross asset value to be disposed to Core Fund	¥ 10,900,000
Gain on sale of development properties		$ 558,004	¥ 3,884,709
The initial annual rent under the lease agreements	¥ 700,000
Percentage of lease and rent expense increase annually	3.00%
Rental rate adjusted with growth rate of fair market rent	5 years
Minimum
Gain on sale of development properties [Line Items]
Lease term	5 years
Maximum
Gain on sale of development properties [Line Items]
Lease term	6 years
Core Fund
Gain on sale of development properties [Line Items]
Gain on sale of development properties			¥ 3,801,492
Total committed capital						¥ 4,800,000
Core Fund | General partner
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)						20.00%
Core Fund | GIC
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)						80.00%